As filed with the United States Securities and Exchange Commission on January 15, 2019

1933 Act File No. 033-57340
1940 Act File No. 811-07452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.74	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 73	[X]
    (Check appropriate box or boxes)

AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
[   ]      immediately upon filing pursuant to paragraph (b)
[X]      on January 23, 2019 pursuant paragraph (b)
[   ]      60 days after filing pursuant to paragraph (a)
[   ]      on (date) pursuant to paragraph (a)
[   ]      75 days after filing pursuant to paragraph (a)(2)
[   ]      on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[X]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 73 to the Registrant's Registration Statement under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 72 under the Investment Company Act of 1940, as amended (the "Investment Company Act")) ("PEA No. 73"), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on November 2, 2018.

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 74 to the Registrant's Registration Statement under the Securities Act (Amendment No. 73 under the Investment Company Act) (the "Amendment") is being filed for the sole purpose of delaying the effectiveness of PEA No. 73 until January 23, 2019.

Parts A, B and C of PEA No. 73 are incorporated by reference into this Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 15th day of January, 2019.

Registrant:	AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act  of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	January 15, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 15, 2019
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 15, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	January 15, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 15, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	January 15, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	January 15, 2019
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	January 15, 2019
(Prema Mathai-Davis)

/s/Teresa M. Ressel*	Trustee	January 15, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	January 15, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	January 15, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	January 15, 2019
(Philip A. Taylor)

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli*	Trustee	January 15, 2019
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	January 15, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President &	January 15, 2019
(Kelli Gallegos)	Assistant Treasurer
(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant's Post-Effective Amendment No. 71 on April 26, 2018.